FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$6,510,659	$ -	$ -	$6,510,659
Certificates of deposit - Short term investments	-	2,650,000	-	2,650,000
Total financial assets	$6,510,659	$ 2,650,000	$ -	$9,160,659

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 155,964	$ -	$ -	$ 155,964
Certificates of deposit - Short term investments	-	2,500,000	-	2,500,000
Total financial assets	$2,655,964	$2,500,000	$ -	$2,655,964

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	$-	$-	$3,345,467	$3,345,467
	$-	$-	$3,345,467	$3,345,467

	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	$-	$-	$3,236,281	$3,236,281
	$-	$-	$3,236,281	$3,236,281

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Patent acquisition obligation
Balance October 31, 2013	$ -
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	385,770
Balance October 31, 2014	3,236,281
Amortized interest on patent obligation	109,186
Balance January 31, 2015	$ 3,345,467

For the two years ended October 31, 2014
Derivative liability:
Balance October 31, 2012	$-
Fair value of bifurcated conversion feature issued	1,180,000
Change in value of bifurcated conversion feature	(475,189)
Reduction of bifurcated conversion feature upon conversion of debentures	(164,811)
Balance October 31, 2013	540,000

Fair value of bifurcated conversion feature issued	1,570,000
Change in value of bifurcated conversion feature	592,945
Reduction of bifurcated conversion feature upon conversion of debentures	(2,702,945)
Balance October 31, 2014	$-

Patent acquisition obligation:
Balance October 31, 2013	$-
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	385,770
Balance October 31, 2014	$3,236,281